ACCRUED EXPENSES (10K)	12 Months Ended
Jun. 30, 2016
Accrued Liabilities [Abstract]
ACCRUED EXPENSES
8. ACCRUED EXPENSES

Accrued expenses consist of the following:

($ in thousands)	June 30, 2016	June 30, 2015

Accrued compensation and related sales commissions	$1,268	$673
Accrued professional fees	809	301
Accrued taxes and filing fees	795	505
Advanced customer billings	236	390
Accrued rent	2	75
Accrued other	363	213
	3,473	2,157
Less current portion	(3,458)	(2,108)
	$15	$49